Contract Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contract Balances
Contract Balances

12.	Contract Balances

Our valuation and qualifying accounts as of June 30, 2020 were as follows:

Allowance for credit losses	Balance at Beginning of Period	Current Period Provision for Expected Credit Losses	Write-offs Charged Against Allowance	Balance at End of Period

	(In thousands)
For the six months ended June 30, 2020	$19,280	$51,808	$(29,900)	$41,188

Deferred revenue related to contracts with our customers is recorded in “Deferred revenue and other” and “Long-term deferred revenue and other long-term liabilities” on our Condensed Consolidated Balance Sheets. Changes in deferred revenue related to contracts with our customers were as follows:

Contract
Liabilities
(In thousands)
Balance as of December 31, 2019	$609,054
Recognition of unearned revenue	(2,951,822)
Deferral of revenue	2,925,648
Balance as of June 30, 2020	$582,880

We apply a practical expedient and do not disclose the value of the remaining performance obligations for contracts that are less than one year in duration, which represent a substantial majority of our revenue. As such, the amount of revenue related to unsatisfied performance obligations is not necessarily indicative of our future revenue.

15.Contract Balances

Our valuation and qualifying accounts as of December 31, 2019, 2018 and 2017 were as follows:

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year

	(In thousands)
For the years ended:
December 31, 2019	$16,956	$69,866	$(67,542)	$19,280
December 31, 2018	$15,056	$98,461	$(96,561)	$16,956
December 31, 2017	$17,440	$124,143	$(126,527)	$15,056

Deferred revenue related to contracts with our customers is recorded in “Deferred revenue and other” and “Long-term deferred revenue and other long-term liabilities” on our Consolidated Balance Sheets. Changes in deferred revenue related to contracts with our customers were as follows:

Contract
Liabilities
(In thousands)
Balance as of December 31, 2018	$624,626
Recognition of unearned revenue	(7,086,252)
Deferral of revenue	7,070,680
Balance as of December 31, 2019	$609,054

We apply a practical expedient and do not disclose the value of the remaining performance obligations for contracts that are less than one year in duration, which represent a substantial majority of our revenue. As such, the amount of revenue related to unsatisfied performance obligations is not necessarily indicative of our future revenue.